Other commitments (Details)	Dec. 31, 2024 EUR (€)	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 USD ($)	Jan. 31, 2023 EUR (€)
Other commitments
Grant paid out		€ 250,000		€ 250,000
SMR Holding UG
Other commitments
Amount of educational grant	€ 500,000
American Academy of Otolaryngology
Other commitments
Partnership agreement fee | $			$ 250,000